UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2015
Unaudited

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2015
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2015
Assets
Investments in securities, at fair value (cost $1,387,541,488)	$1,659,896,857
Cash and cash equivalents (including restricted cash of $79,796,476 and Hong Kong Dollars of $2,436,534 with a cost of $2,436,031)	123,542,357
Due from broker (including Australian Dollars of $1,891 with a cost of $1,870, British Pounds Sterling of $2,780,571 with a cost of $2,851,395, Euros of $3,287,849 with a cost of $3,261,833, Hong Kong Dollars of $11,601,586 with a cost of $11,600,891, Japanese Yen of $11,437,766 with a cost of $11,311,418, and Swedish Krona of $6,072 with a cost of $7,498)	100,021,899
Receivable for investment securities sold	40,532,829
Swap contracts at fair value, net	17,544,423
Dividends receivable (net of foreign withholding taxes of $19,675)	450,084
Interest receivable	69,772
Other assets	149,866
Total assets	1,942,208,087

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $403,228,956)	387,429,308
Withdrawals payable (see note 3)	111,462,665
Due to broker (including Euros of $1,889,563 with a cost of $1,871,620 and Japanese Yen of $12,820,079 with a cost of $12,757,454)	33,389,642
Payable for investment securities purchased	30,245,301
Dividends payable on securities sold, not yet purchased	1,147,495
Accounting and investor services fees payable	502,018
Accrued expenses	1,113,291
Total liabilities	565,289,720
Members’ Capital	$1,376,918,367

Members’ Capital
Represented by:
Net capital contributions	$1,071,311,181
Net unrealized gain on investments, foreign currency, and swap transactions	305,607,186
Members’ Capital	$1,376,918,367

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

			June 30, 2015
Shares			Fair Value
	Investments in Securities – 120.55%
	Common Stock – 120.55%
	United States – 88.99%
	Apparel Manufacturers – 2.59%
334,929	Carter’s, Inc.		$35,602,953
	Commercial Services - Finance – 1.73%
152,260	FleetCor Technologies, Inc.*		23,761,696
	Computer Aided Design – 1.04%
314,378	Aspen Technology, Inc.*	(a)	14,319,918
	Computers – 2.00%
219,410	Apple, Inc.	(a)	27,519,499
	Consulting Services – 1.86%
351,895	Verisk Analytics, Inc., Class A*		25,603,880
	Data Processing / Management – 0.96%
159,640	Fiserv, Inc.*		13,222,981
	E-Commerce / Products – 1.09%
249,800	eBay, Inc.*		15,047,952
	E-Commerce / Services – 1.93%
304,652	TripAdvisor, Inc.*		26,547,375
	Electronic Components - Semiconductors – 3.01%
711,840	Freescale Semiconductor, Ltd.*		28,452,245
294,950	Xilinx, Inc.		13,024,992
			41,477,237
	Electronic Design Automation – 5.23%
1,527,910	Cadence Design Systems, Inc.*	(a)	30,038,710
829,352	Synopsys, Inc.*	(a)	42,006,679
			72,045,389
	Entertainment Software – 1.75%
483,130	Activision Blizzard, Inc.		11,696,577
451,130	Take-Two Interactive Software, Inc.*		12,437,654
			24,134,231
	Finance - Credit Card – 7.34%
525,860	Mastercard, Inc., Class A	(a)	49,157,393
772,880	Visa, Inc., Class A		51,898,892
			101,056,285
	Finance - Investment Banker / Broker – 0.43%
250,185	Virtu Financial, Inc., Class A*		5,874,344
	Finance - Other Services – 3.88%
238,740	IntercontinentalExchange Group, Inc.	(a)	53,384,651
	Internet Content - Entertainment – 2.26%
362,450	Facebook, Inc., Class A*		31,085,524
	Investment Management / Advisory Services – 2.12%
133,760	Affiliated Managers Group, Inc.*		29,239,936

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

			June 30, 2015
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – 7.20%
190,640	Alexion Pharmaceuticals, Inc.*	(a)	$34,461,993
84,260	BioMarin Pharmaceutical, Inc.*		11,525,083
458,940	Celgene Corp.*		53,115,421
			99,102,497
	Medical - Drugs – 3.24%
76,700	Mallinckrodt PLC*		9,029,124
159,901	Valeant Pharmaceuticals International, Inc.*		35,522,007
			44,551,131
	Medical - Generic Drugs – 4.58%
207,680	Allergan PLC*		63,022,573
	Medical - Outpatient / Home Medical – 2.44%
874,743	Premier, Inc., Class A*		33,642,616
	Medical - Wholesale Drug Distribution – 2.11%
273,820	AmerisourceBergen Corp.	(a)	29,118,019
	Multimedia – 1.30%
556,990	Twenty-First Century Fox, Inc., Class B	(a)	17,946,218
	Retail - Discount – 11.05%
278,750	Costco Wholesale Corp.	(a)	37,647,975
527,210	Dollar General Corp.		40,985,305
931,232	Dollar Tree, Inc.*	(a)	73,558,016
			152,191,296
	Retail - Drug Stores – 4.52%
737,900	Walgreens Boots Alliance, Inc.		62,308,276
	Retail - Mail Order – 1.00%
166,590	Williams-Sonoma, Inc.		13,705,359
	Retail - Major Department Store – 2.36%
436,760	Nordstrom, Inc.	(a)	32,538,620
	Semiconductor Components - Integrated Circuits – 2.14%
241,300	Analog Devices, Inc.		15,487,840
1,422,500	Atmel Corp.		14,018,738
			29,506,578
	Semiconductor Equipment – 4.10%
804,500	Applied Materials, Inc.		15,462,490
336,140	Lam Research Corp.	(a)	27,344,989
709,090	Teradyne, Inc.		13,678,346
			56,485,825
	Telecommunication Services – 1.04%
177,590	Qorvo, Inc.*		14,255,149
	Television – 2.52%
624,030	CBS Corp.- Class B – Non Voting	(a)	34,633,665

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

			June 30, 2015
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Web Hosting / Design – 0.17%
83,420	GoDaddy, Inc., Class A*		$2,351,610
	Total United States (Cost $1,052,818,734)		$1,225,283,283

	Canada – 0.17%
	E-Services / Consulting – 0.17%
69,400	Shopify, Inc.*		2,356,130
	Total Canada (Cost $1,755,089)		$2,356,130

	China – 6.55%
	E-Commerce / Products – 2.10%
83,270	JD.com, Inc. – Sponsored ADR*		2,839,507
1,170,640	Vipshop Holdings, Ltd. - Sponsored ADS*		26,046,740
			28,886,247
	Web Portals / ISP – 4.45%
307,867	Baidu, Inc. - Sponsored ADR*	(a)	61,290,162
	Total China (Cost $85,099,146)		$90,176,409

	France – 0.07%
	Entertainment Software – 0.07%
55,512	UBISOFT Entertainment*		988,392
	Total France (Cost $1,023,466)		$988,392

	Germany – 0.31%
	Electronic Components - Semiconductors – 0.31%
347,560	Infineon Technologies AG		4,310,131
	Total Germany (Cost $4,318,475)		$4,310,131

	Hong Kong – 5.49%
	Alternative Waste Technology – 4.23%
32,469,633	China Everbright International, Ltd.		58,216,786
	Registered Investment Company – 1.26%
9,423,100	iShares FTSE A50 China Index ETF		17,381,445
	Total Hong Kong (Cost $28,517,862)		$75,598,231

	Israel – 0.64%
	Applications Software – 0.20%
34,800	Check Point Software Technologies, Ltd.*		2,768,340
	Electronic Components - Semiconductors – 0.44%
388,600	Tower Semiconductor, Ltd.*		5,999,984
	Total Israel (Cost $9,060,418)		$8,768,324

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

		June 30, 2015
Shares		Fair Value
	Common Stock – (continued)
	Japan – 18.33%
	Audio / Video Products – 8.09%
231,980	Alpine Electronics, Inc.	$4,473,948
2,245,500	Panasonic Corp.	30,855,905
2,687,900	Sony Corp.	76,033,643
		111,363,496
	Chemicals - Diversified – 0.89%
679,600	Hitachi Chemical Co., Ltd,	12,262,550
	E-Commerce / Products – 2.08%
1,769,183	Rakuten, Inc.	28,590,227
	Electric Products - Miscellaneous – 1.53%
334,200	Mabuchi Motor Co., Ltd.	21,138,578
	Electronic Components - Miscellaneous – 2.02%
903,500	Alps Electric Co., Ltd.	27,872,343
	Entertainment Software – 1.30%
273,800	Capcom Co., Ltd.	5,305,098
569,833	Square Enix Holdings Co., Ltd.	12,614,933
		17,920,031
	Finance - Other Services – 1.00%
423,989	Japan Exchange Group, Inc.	13,772,731
	Metal Products - Distribution – 1.42%
1,372,674	MISUMI Group, Inc.	19,496,001
	Total Japan (Cost $204,948,298)	$252,415,957
	Total Common Stock (Cost $1,387,541,488)	$1,659,896,857
	Total Investments in Securities (Cost $1,387,541,488) – 120.55%	$1,659,896,857
	Other Liabilities in Excess of Assets – (20.55%)**	(282,978,490)
	Net Assets – 100.00%	$1,376,918,367

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $121,105,823 invested in a BNY Mellon Cash Reserve Account, which is 8.80% of Members’ Capital and foreign currency with a U.S. Dollar value $2,436,534 held in a BNY Mellon Cash Reserve Account, which are 0.18% of Members’ Capital. $79,796,476 is restricted cash and is in a segregated account.
ADR	American Depository Receipt
ADS	American Depository Shares

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2015 Percentage of Members’ Capital (%)
Alternative Waste Technology	4.23
Apparel Manufacturers	2.59
Applications Software	0.20
Audio / Video Products	8.09
Chemicals - Diversified	0.89
Commercial Services - Finance	1.73
Computer Aided Design	1.04
Computers	2.00
Consulting Services	1.86
Data Processing / Management	0.96
E-Commerce / Products	5.27
E-Commerce / Services	1.93
Electric Products - Miscellaneous	1.53
Electronic Components - Miscellaneous	2.02
Electronic Components - Semiconductors	3.76
Electronic Design Automation	5.23
Entertainment Software	3.12
E-Services / Consulting	0.17
Finance - Credit Card	7.34
Finance - Investment Banker / Broker	0.43
Finance - Other Services	4.88
Investments in Securities – By Industry	June 30, 2015 Percentage of Members’ Capital (%)
Internet Content - Entertainment	2.26
Investment Management / Advisory Services	2.12
Medical - Biomedical / Genetics	7.20
Medical - Drugs	3.24
Medical - Generic Drugs	4.58
Medical - Outpatient / Home Medical	2.44
Medical - Wholesale Drug Distribution	2.11
Metal Products - Distribution	1.42
Multimedia	1.30
Registered Investment Company	1.26
Retail - Discount	11.05
Retail - Drug Store	4.52
Retail - Mail Order	1.00
Retail - Major Department Store	2.36
Semiconductor Components - Integrated Circuits	2.14
Semiconductor Equipment	4.10
Telecommunication Services	1.04
Television	2.52
Web Hosting / Design	0.17
Web Portals / ISP	4.45
Total Investments in Securities	120.55%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2015 Fair Value
	Securities Sold, Not Yet Purchased – 28.14%
	Common Stock – 28.14%
	United States – 15.46%
	Beverages Non-Alcoholic – 0.91%
317,340	The Coca-Cola Co.	$12,449,248
	Casino Hotels – 1.27%
333,100	Las Vegas Sands Corp.	17,511,067
	Commercial Services - Finance – 0.61%
415,750	The Western Union Co.	8,452,198
	Computer Services – 0.57%
212,230	Teradata Corp.*	7,852,510
	Computers - Memory Devices – 1.25%
361,300	Seagate Technology PLC	17,161,750
	Cosmetics & Toiletries – 0.47%
83,270	The Procter & Gamble Co.	6,515,045
	Electric - Integrated – 3.18%
229,300	Consolidated Edison, Inc.	13,271,884
55,520	Duke Energy Corp.	3,920,822
208,410	Edison International	11,583,428
236,000	Public Service Enterprise Group, Inc.	9,270,080
138,200	The Southern Co.	5,790,580
		43,836,794
	Electronic Components - Miscellaneous – 0.60%
415,130	Corning, Inc.	8,190,515
	Electronic Components - Semiconductors – 0.96%
369,300	Intel Corp.	11,232,260
42,020	Microchip Technology, Inc.	1,992,798
		13,225,058
	Life / Health Insurance – 0.14%
41,660	Primerica, Inc.	1,903,445
	Machinery Construction & Mining – 0.51%
83,200	Caterpillar, Inc.	7,057,024
	REITS - Apartments – 0.67%
123,270	Camden Property Trust	9,156,496
	REITS - Diversified – 0.86%
186,220	Outfront Media Inc	4,700,193
75,550	Vornado Realty Trust	7,171,961
		11,872,154
	REITS - Office Property – 0.82%
69,530	Boston Properties, Inc.	8,415,911
104,090	Douglas Emmett, Inc.	2,804,185
		11,220,096

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2015 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Resorts / Theme Parks – 0.22%
166,220	SeaWorld Entertainment, Inc.	$3,065,097
	Retail - Apparel / Shoes – 0.37%
111,687	The Buckle, Inc.	5,111,914
	Retail - Bedding – 0.69%
138,500	Bed, Bath & Beyond, Inc.	9,553,730
	Security Services – 0.27%
111,100	The ADT Corp.	3,729,627
	Toys – 0.34%
181,200	Mattel, Inc.	4,655,028
	Transport - Services – 0.75%
165,300	C.H. Robinson Worldwide, Inc.	10,313,067
	Total United States (Proceeds $223,707,651)	$212,831,863

	China – 2.91%
	Computers – 0.71%
7,032,000	Lenovo Group, Ltd.	9,741,800
	E-Commerce / Products – 0.91%
152,600	Alibaba Group Holding - Sponsored ADR*	12,554,402
	Electronic Components - Miscellaneous – 0.52%
1,256,530	AAC Technologies Holdings, Inc.	7,099,095
	Metal - Aluminum – 0.19%
214,600	Aluminum Corp. of China, Ltd. - Sponsored ADR*	2,671,770
	Metal Processors & Fabrication – 0.32%
8,580,800	China Zhongwang Holdings, Ltd.	4,405,213
	Real Estate Operations / Development – 0.26%
2,956,000	Guangzhou R&F Properties Co., Ltd., Class H	3,626,110
	Total China (Proceeds $40,973,617)	$40,098,390

	France – 0.38%
	Retail - Major Department Store – 0.38%
29,141	Kering	5,199,923
	Total France (Proceeds $5,296,785)	$5,199,923

	Hong Kong – 0.80%
	Distribution / Wholesale – 0.40%
6,983,000	Li & Fung, Ltd.	5,539,534
	Electric - Integrated – 0.40%
640,500	CLP Holdings, Ltd.	5,444,532
	Total Hong Kong (Proceeds $13,838,381)	$10,984,066

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2015 Fair Value
	Common Stock – (continued)
	India – 0.62%
	Computer Services – 0.62%
544,000	Infosys, Ltd. - Sponsored ADR	$8,622,400
	Total India (Proceeds $8,825,175)	$8,622,400

	Japan – 4.57%
	Building Products - Doors and Windows – 0.61%
1,396,000	Asahi Glass Co., Ltd.	8,384,962
	Chemicals - Diversified – 0.47%
528,893	Kuraray Co., Ltd.	6,470,204
	Diversified Manufacturing Operations – 0.44%
1,744,000	Toshiba Corp.	6,000,079
	Electric Products - Miscellaneous – 0.24%
238,500	Brother Industries, Ltd.	3,379,604
	Machinery Construction & Mining – 0.97%
666,391	Komatsu, Ltd.	13,380,201
	Office Automation & Equipment – 1.84%
777,400	Canon, Inc.	25,300,475
	Total Japan (Proceeds $64,175,850)	$62,915,525

	Macau – 0.46%
	Casino Hotels – 0.46%
1,872,400	Sands China, Ltd.	6,303,695
	Macau (Proceeds $7,245,069)	$6,303,695

	Netherlands – 0.31%
	Semiconductor Equipment – 0.31%
41,600	ASML Holding NV	4,331,808
	Total Netherlands (Proceeds $4,343,918)	$4,331,808

	South Korea – 0.31%
	Electronic Components - Miscellaneous – 0.31%
367,259	LG Display Co., Ltd. - Sponsored ADR	4,256,532
	Total South Korea (Proceeds $5,291,744)	$4,256,532

	Switzerland – 0.47%
	Computers - Peripheral Equipment – 0.47%
439,652	Logitech International SA*	6,445,298
	Total Switzerland (Proceeds $5,334,624)	$6,445,298

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2015 Fair Value
	Common Stock – (continued)
	Taiwan – 1.85%
	Electronic Components - Miscellaneous – 0.47%
1,459,100	AU Optronics Corp. - Sponsored ADR	$6,507,586
	Semiconductor Components - Integrated Circuits – 1.38%
500,337	Siliconware Precision Industries Co., - Sponsored ADR	3,727,510
416,400	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	9,456,444
2,804,033	United Microelectronics Corp. - Sponsored ADR	5,748,268
		18,932,222
	Total Taiwan (Proceeds $24,196,142)	$25,439,808
	Total Common Stock (Proceeds $403,228,956)	$387,429,308
	Total Securities Sold, Not Yet Purchased (Proceeds $403,228,956)	$387,429,308

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2015 Percentage of Members’ Capital (%)
Beverages - Non-alcoholic	0.91
Building Products - Doors & Windows	0.61
Casino Hotels	1.73
Chemicals Diversified	0.47
Commercial Services - Finance	0.61
Computer Services	1.19
Computers	0.71
Computers - Memory Devices	1.25
Computers - Peripheral Equipment	0.47
Cosmetics & Toiletries	0.47
Distribution / Wholesale	0.40
Diversified Manufacturing Operations	0.44
E-Commerce / Products	0.91
Electric - Integrated	3.58
Electric - Products Miscellaneous	0.24
Electronic Components - Miscellaneous	1.90
Electronic Components - Semiconductors	0.96
Life / Health Insurance	0.14
Securities Sold, Not Yet Purchased – By Industry	June 30, 2015 Percentage of Members’ Capital (%)
Machinery - Construction & Mining	1.48
Metal - Aluminum	0.19
Metal Processors & Fabrication	0.32
Office Automation & Equipment	1.84
Real Estate Operations / Development	0.26
REITS - Apartments	0.67
REITS - Diversified	0.86
REITS - Office Property	0.82
Resorts / Theme Parks	0.22
Retail - Apparel / Shoes	0.37
Retail - Bedding	0.69
Retail - Major Department Store	0.38
Security Services	0.27
Semiconductor Components - Integrated Circuits	1.38
Semiconductor Equipment	0.31
Toys	0.34
Transport - Services	0.75
Total Securities Sold, Not Yet Purchased	28.14%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – 1.27%
	Total Return Swap Contracts - Long – 0.32%
	United States – (0.19%)
	Semiconductor Components - Integrated Circuits – (0.19%)
$22,351,490	6/1/2018	QUALCOMM, Inc.	$(2,599,802)
		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Web Portals / ISP – 0.00%
14,885,236	6/1/2018	Google, Inc., Class A	51,636
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Total United States		$(2,548,166)

	Japan – 0.12%
	Television – 0.12%
7,796,550	12/24/2019	Nippon Television Holdings, Inc.	1,727,052
		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Total Japan		$1,727,052

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Luxembourg – 0.09%
	Retail - Discounts – 0.09%
$4,308,233	12/13/2018	B&M European Value Retail SA	$1,215,783
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Luxembourg		$1,215,783

	South Korea – (0.07%)
	Electronic Components - Semiconductors – (0.07%)
60,781,298	12/28/2018	Samsung Electronics Co., Ltd	(947,254)
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
3,855,812	4/2/2019	Samsung Electronics Co., Ltd	(60,092)
		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			(1,007,346)
	Total South Korea		$(1,007,346)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Spain – 0.01%
	Satellite Telecom – 0.01%
$2,133,688	1/4/2019	Cellnex Telecom SAU	$131,631
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Spain		$131,631

	United Kingdom – 0.36%
	Food - Retail – 0.00%
567,002	12/13/2018	Ocado Group PLC	16,910
		Agreement with Morgan Stanley, dated 06/26/2015 to receive the total return of the shares of Ocado Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Hotels & Motels – 0.33%
38,989,317	12/13/2018	Whitbread PLC	4,588,951
		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Retail - Discount – 0.03%
7,680,364	12/13/2018	Poundland Group PLC	362,553
		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total United Kingdom		$4,968,414
	Total Return Swap Contracts - Long		$4,487,368

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – 0.95%
	Australia – 0.30%
	Food - Retail – 0.30%
$11,171,986	12/27/2019	Wesfarmers, Ltd.	$949,324
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
32,850,276	12/27/2019	Woolworths, Ltd.	3,166,427
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			4,115,751
	Total Australia		$4,115,751

	Japan – 0.34%
	Audio / Video Products – 0.28%
7,995,026	12/24/2019	Sharp Corp.	3,812,964
		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.
	Machinery - Construction & Mining – 0.01%
5,469,164	12/24/2019	Hitachi Construction Machine Co, Ltd.	125,736
		Agreement with Morgan Stanley, dated 03/03/2015 to deliver the total return of the shares of Hitachi Construction Machine Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Office Automation & Equipment – 0.05%
$10,274,705	12/24/2019	Seiko Epson Corp.	$699,679
		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Japan		$4,638,379

	South Korea – 0.11%
	Electric Products - Miscellaneous – 0.03%
129,091	12/28/2018	LG Innotek Co., Ltd.	6,262
		Agreement with Morgan Stanley, dated 05/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.
7,568,091	4/2/2019	LG Innotek Co., Ltd.	367,121
		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.23%.
			373,383
	Electronic Components - Semiconductors – 0.08%
11,770,309	4/2/2019	SK Hynix, Inc.	1,114,771
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total South Korea		$1,488,154

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Spain – (0.03%)
	Food - Retail – (0.03%)
$5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	$(465,910)
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Spain		$(465,910)

	Switzerland – 0.05%
	Retail - Jewelry – 0.05%
12,767,604	5/10/2017	The Swatch Group AG	552,714
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
2,074,320	12/13/2018	The Swatch Group AG	89,798
		Agreement with Morgan Stanley, dated 06/26/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			642,512
	Total Switzerland		$642,512

	Taiwan – 0.36%
	Computers – 0.07%
8,708,149	1/25/2018	Asustek Computer, Inc.	819,014
		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.98%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Computers – (continued)
$4,871,685	1/25/2018	Quanta Computer, Inc.	$154,781
		Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.98%.
			973,795
	Computers - Peripheral Equipment – (0.10%)
14,148,360	1/25/2018	Innolux Display Corp.	(1,313,530)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.
	Electronic Components - Miscellaneous – 0.02%
11,490,601	1/25/2018	AU Optronics Corp.	573,038
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.88%.
15,863,503	1/25/2018	Hon Hai Precision Industry Co., Ltd.	(304,043)
		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			268,995

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Electronic Components - Semiconductors – 0.43%
$14,478,449	1/25/2018	Inotera Memories, Inc.	$5,975,910
		Agreement with Morgan Stanley, dated 10/07/2014 to deliver the total return of the shares of Inotera Memories, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.89%.
	Metal Processors & Fabrication – (0.14%)
2,811,431	1/25/2018	Catcher Technology Co., Ltd.	(1,900,113)
		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
	Semiconductor Components - Integrated Circuits – 0.08%
12,053,579	1/25/2018	Novatek Microelectronics Corp.	1,364,296
		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.
3,093,453	1/25/2018	Powertech Technology, Inc.	(1,057,216)
		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits – (continued)
$4,074,561	1/25/2018	Realtek Semiconductor Corp.	$791,646
		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%
3,993,228	1/25/2018	Siliconware Precision Industries Co., Ltd.	(201,596)
		Agreement with Morgan Stanley, dated 07/31/2014 to deliver the total return of the shares of Siliconware Precision Industries Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
1,624,299	1/25/2018	United Microelectronics Corp.	91,887
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			989,017
	Total Taiwan		$4,994,074

	United Kingdom – (0.18%)
	Food - Retail – (0.18%)
8,084,894	12/13/2018	J Sainsbury PLC	(1,179,083)
		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.30%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	United Kingdom – (continued)
	Food - Retail – (continued)
$8,484,749	12/13/2018	Tesco PLC	$(814,983)
		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
6,503,479	12/13/2018	WM Morrison Supermarkets PLC	(361,839)
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.42%.
			(2,355,905)
	Total United Kingdom		$(2,355,905)
	Total Return Swap Contracts - Short		$13,057,055
	Total Swap Contracts		$17,544,423

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

June 30, 2015
Percentage of
Members’ Capital
Swap Contracts – By Industry	(%)
Audio / Video Products	0.28
Computers	0.07
Computers - Peripheral Equipment	(0.10)
Electric Products - Miscellaneous	0.03
Electronic Components - Miscellaneous	0.02
Electronic Components - Semiconductors	0.44
Food - Retail	0.09
Hotels & Motels	0.33
Machinery - Construction & Mining	0.01
June 30, 2015
Percentage of
Members’ Capital
Swap Contracts – By Industry	(%)
Metal Processors & Fabrication	(0.14)
Office Automation & Equipment	0.05
Retail - Discount	0.12
Retail - Jewelry	0.05
Satellite Telecommunication	0.01
Semiconductor Components - Integrated Circuits	(0.11)
Television	0.12
Web Portals / ISP	0.00
Total Swap Contracts	1.27%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended
June 30, 2015
Investment income
Dividends (net of withholding taxes of $101,948)	$5,552,044
Interest	233,571
Total investment income	5,785,615
Expenses
Administration fees	9,581,300
Prime broker fees	3,759,846
Dividends on securities sold, not yet purchased	3,284,026
Advisor fees	2,838,904
Accounting and investor services fees	510,301
Legal fees	283,412
Custodian fees	226,784
Audit and tax fees	165,476
Board of Managers’ fees and expenses	145,551
Insurance expense	98,136
Interest expense	90,210
Printing expense	53,699
Registration expense	42,030
Miscellaneous	138,708
Total operating expenses	21,218,383
Net investment loss	(15,432,768)
Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from investment in securities	51,253,766
Net realized loss from foreign currency transactions	(769,524)
Net realized loss from swap contracts	(8,738,243)
Net realized loss from securities sold, not yet purchased	(17,920,194)
Net realized gain from investment activities, foreign currency transactions and swap contracts	23,825,805
Net change in unrealized gain/(loss) from investment activities	95,478,252
Net change in unrealized gain/(loss) from swap contracts	9,186,914
Net change in unrealized gain/(loss) from foreign currency transactions	203,556
Net unrealized gain from investment activities, foreign currency transactions and swap contracts	104,868,722
Net realized gain and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	128,694,527
Net increase in Members’ Capital resulting from operations	$113,261,759

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special
	Advisory
	Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2013	$—	$1,669,556,633	$1,669,556,633

From investment activities
Net investment loss	—	(39,563,272)	(39,563,272)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	80,743,294	80,743,294
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(128,210,226)	(128,210,226)
Incentive allocation	345,423	(345,423)	—
Net increase/decrease in Members’ Capital resulting from operations	345,423	(87,375,627)	(87,030,204)

Members’ Capital transactions
Capital contributions	—	95,412,811	95,412,811
Capital withdrawals	(345,423)	(317,473,109)	(317,818,532)
Net decrease in Members’ Capital resulting from capital transactions	(345,423)	(222,060,298)	(222,405,721)

MEMBERS’ CAPITAL, December 31, 2014	$—	$1,360,120,708	$1,360,120,708

From investment activities
Net investment loss	$—	$(15,432,768)	$(15,432,768)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	23,825,805	23,825,805
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	104,868,722	104,868,722
Incentive allocation	607,426	(607,426)	—
Net increase in Members’ Capital resulting from operations	607,426	112,654,333	113,261,759
Members’ Capital transactions
Capital contributions	—	14,998,565	14,998,565
Capital withdrawals	(607,426)	(110,855,239)	(111,462,665)
Net decrease in Members’ Capital resulting from capital transactions	(607,426)	(95,856,674)	(96,464,100)

MEMBERS’ CAPITAL, June 30, 2015	$—	$1,376,918,367	$1,376,918,367

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended
June 30, 2015
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$113,261,759
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments	774,108,434
Purchases of investments	(730,695,429)
Proceeds from securities sold short, not yet purchased	326,371,536
Cover of securities sold short, not yet purchased	(325,531,059)
Net realized gain from investment activities	(33,333,572)
Net change in unrealized gain/(loss) from investment activities	(104,665,166)
Amortization of premium and accretion of discount, net	46,539
Changes in assets and liabilities related to operations:
Decrease in due from broker	17,306,511
Decrease in receivable for investment securities sold	83,846,572
Increase in dividends receivable	(120,988)
Decrease in interest receivable	138,826
Decrease in other assets	14,960
Decrease in due to broker	(19,898,681)
Decrease in payable for investment securities purchased	(20,665,149)
Increase in dividends payable on securities sold, not yet purchased	44,240
Increase in accounting and investor services fees	327,018
Decrease in accrued expenses	(368,314)
Net cash provided by operating activities	80,188,037

Cash flows from financing activities
Capital contributions	14,998,565
Capital withdrawals	(181,333,073)
Net cash used in financing activities	(166,334,508)

Net change in cash and cash equivalents	(86,146,471)
Cash and cash equivalents at beginning of year	209,688,828
Cash and cash equivalents as of June 30, 2015	$123,542,357

Supplemental disclosure of cash flow information
Cash paid during the year for interest	$103,877

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited)

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the second amended and restated Limited Liability Company Agreement dated July 1, 2011. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing its assets primarily in equity securities of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are five members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager is retained to provide administrative services to the Company pursuant to the administrative services agreement. Multi-Manager has also been retained as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

1.	Organization (continued)

The acceptance of initial and additional contributions from persons who purchase interests in the Company (“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and again at the end of the year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

Basis of Presentation:

The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (the “ASC”) 946. Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.

The following is a summary of the Company’s accounting policies:

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded securities (other than options and not including those securities traded on NASDAQ) shall be valued as follows:

(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be valued as follows:

(1)	at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/ (loss) from investments in securities on the Statement of Operations.

The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

During the six months ended June 30, 2015, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments
Level 1—Quoted Prices Common Stock	$1,659,896,857	$387,429,308	$—
Level 2—Other Significant
Observable Inputs
Total Return Swaps	—	—	17,544,423
Level 3—Other Significant Unobservable Inputs	—	—	—
Total	$1,659,896,857	$387,429,308	$17,544,423

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $79,796,476 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $79,621,726 are held as collateral for swap contracts. At June 30, 2015, $121,105,823 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of $2,436,534 was held by the Custodian.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2015.

d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company at an annual rate of 1.35% and advisory services at an annual rate of 0.40%, of Members’ Capital.

During the six months ended June 30, 2015, Oppenheimer earned $24,260 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions are reflected in the net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager is entitled to be the Special Advisory Member of the Company. In such capacity, Multi-Manager generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the Special Advisory Account. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2015, an Incentive Allocation of $607,426 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2015, in the Statement of Assets, Liabilities and Members’ Capital.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 each per annum. Total Board of Manager’s fees and expenses amounted to $145,551 during the six months ended June 30, 2015. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2015, such sales commissions earned by Oppenheimer amounted to $42,473.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015, amounted to $730,695,429 and $774,108,434, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2015, amounted to $325,531,059, which includes $110,185 from return of capital, and $326,371,536, respectively.

At December 31, 2014, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,389,287,004 and $377,185,895, respectively.

For Federal income tax purposes, at December 31, 2014, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $175,854,636, consisting of $249,630,019 gross unrealized gain and $73,775,383 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2015, which serves as collateral for securities sold, not yet purchased.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

6.	Due from / to Broker (continued)

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings (except for cash proceeds of securities sold, held at the prime broker), which are maintained in a segregated account held by the Custodian. As of June 30, 2015, the total value of this collateral was $594,296,877, comprised of pledged securities with a value of $594,122,127 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $174,750 cash which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $512,659,856 are held at the Custodian and securities with a value of $81,462,271 are held at Credit Suisse LLC. For the six months ended June 30, 2015, the average daily amount of the margin borrowings was $33,762,030 and the daily weighted average annualized interest rate was 0.54%. The Company had borrowings outstanding at June 30, 2015, totaling $33,389,642, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Additional investments in securities sold, not yet purchased are positions with Credit Suisse L.L.C. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company maintains cash with the prime broker and pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 9.46% of its Members’ Capital in China equity securities (includes both long and short securities). Political, social or economic changes in this market may have a greater impact on the value of the Company’s portfolio due to this concentration.

The Company uses total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative payment obligations of each party to the agreement (the “net amount”).

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Certain equity placement swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap, which can be significant under certain circumstances.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is the prime broker, Morgan Stanley. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as at June 30, 2015. The net change in unrealized gain/(loss) from swap contracts is reflected in the Statement of Operations within these financial statements.

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreements and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Further, the agreements state if the authority of Multi-Manager and/or Alkeon are terminated and an acceptable successor(s) is not appointed, this would cause the agreements to be terminated.

As of June 30, 2015, $79,621,726 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the six months ended June 30, 2015, the Company had no transactions in purchased options.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company may also write (sell) put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2015, the Company did not write any options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.

The Adviser believes the average notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the six months ended June 30, 2015.

Total return swaps:
Average notional amount	$424,668,625

The following tables identify the gross and net unrealized gain/(loss) on derivative instruments. The net unrealized gain/(loss) for swap contracts are disclosed in the Statement of Assets, Liabilities and Members’ Capital as an asset as of June 30, 2015. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized gain/(loss)
Total return swaps	$28,749,884	$11,205,461	$17,544,423
Total	$28,749,884	$11,205,461	$17,544,423

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

	Gross Realized Gain	Gross Realized Loss	Net Realized gain/(loss)
Total return swaps	$7,805,896	$16,544,139	$(8,738,243)
Total	$7,805,896	$16,544,139	$(8,738,243)

8.	Balance Sheet Offsetting

In the normal course of business the Company has entered into swap contracts governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts.

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts	Net Amounts of	Gross Amounts Not Offset in the
		Offset in the	Assets Presented	Statement of Assets, Liabilities
		Statement of	in the Statement	and Members’ Capital
	Gross Amounts	Assets, Liabilities	of Assets,		Cash
	of Recognized	and Members’	Liabilities and	Financial	Collateral	Net
	Asset	Capital	Members’ Capital	Instruments	Received	Amount
Total return swaps	$28,749,884	$(11,205,461)	$17,544,423	$—	$—	$17,544,423
Total	$28,749,884	$(11,205,461)	$17,544,423	$—	$—	$17,544,423

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (continued)

8.	Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

Net Amounts
		Gross Amounts	of Liabilities	Gross Amounts Not Offset in the
		Offset in the	Presented in	Statement of Assets, Liabilities
		Statement of	the Statement	and Members’ Capital
	Gross Amounts	Assets, Liabilities	of Assets,		Cash
	of Recognized	and Members’	Liabilities and	Financial	Collateral	Net
	Liabilities	Capital	Members’ Capital	Instruments	Pledged(a)	Amount
Total return swaps	$11,205,461	$(11,205,461)	$—	$—	$—	$—
Total	$11,205,461	$(11,205,461)	$—	$—	$—	$—

(a)	Collateral pledged to counterparties is based off notional exposure. There is $79,621,726 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

9.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Members’ Capital, end of period (000s)	$1,376,918		$1,360,121	$1,669,557	$1,349,904	$1,132,774
Ratio of net investment loss to average Members’ Capital**	(2.16	%)***	(2.57%)	(2.65%)	(3.22%)	(3.10%)
Ratio of expenses to average Members’ Capital**	2.98	%***	3.65%	3.47%	4.49%	4.08%
Ratio of incentive allocation to average Members’ Capital	0.09	%***	0.02%	5.69%	1.73%	0.13%
Portfolio turnover	46%		91%	158%	126%	94%
Total return - gross*	8.28%		(4.91%)	33.00%	11.23%	0.18%
Total return - net*	7.66%		(4.91%)	26.40%	8.98%	0.14%
Ratio of average borrowings to average Members’ Capital	4.77	%***	2.28%	1.99%	0.21%	0.17%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

***	Annualized

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2015 (Unaudited) (concluded)

9.	Financial Highlights (continued)

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

10.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $9,848,959 from July 1, 2015 through August 25, 2015.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2012 through June 30, 2015 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.	Approval of Investment Advisory Agreement

At a meeting held on March 12, 2015, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with the Adviser.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, considered various matters both at the meeting on March 12, 2015, a meeting held on January 22, 2015 and over the past twelve months, including: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company’s assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting services provided by the Adviser and the investor services provided by Oppenheimer and reviewed the costs associated with providing these services.

The Board also considered various matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the appropriateness of the Adviser’s staffing levels and the commitment of resources to

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.	Approval of Investment Advisory Agreement (continued)

fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company’s investment performance. The Board considered the fact that the Company’s performance during the past year has been disappointing, but they recognized that the Company has been provided with very high quality investment advice over a period of many years as demonstrated by the historic investment performance of the Company since its inception. They also evaluated the investment performance of the Company relative to the investment performance of other similar funds, including funds managed by Alkeon.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser under the investment advisory agreement and administrative services agreement. The Board concluded that the fees paid to the Adviser are within the general range of fees for similar products. The Board also considered revenues received by the Adviser and its affiliates attributable to the Company and the cost incurred by it in providing services to the Company, including management fees and incentive allocations, related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, registered representatives of Oppenheimer continue to be paid out of Oppenheimer’s resources for providing various investor services and for their distribution assistance.

The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser, as set forth in the profitability materials provided by management. It was noted that distribution-related payments to Oppenheimer’s registered representatives should not be taken into consideration when evaluating the Adviser’s profitability. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the Company’s fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.	Approval of Investment Advisory Agreement (continued)

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board noted that the assets of the Company have not increased significantly since the Company’s current advisory agreement and fees were approved in 2011 and concluded that material economies of scale have not been realized since the current fees became effective.

No single factor was determinative to the decision of the Independent Managers. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

1.	the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

2.	the fees received by the Adviser are reasonable and appropriate in light of both comparative fee information, benefits to be derived by the Adviser from its relationship with the Company and the services rendered to the Company;

3.	the Adviser’s fees are reasonable in light of the advisory fees charged to similar investment vehicles receiving similar services;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services and the current level of the Company’s assets, material economies of scale, which is predicated in large part on significant asset growth, have not been realized by the Adviser during the past year; and

5.	the approval of the renewal of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members (“Members”).

IV.	Approval of Sub-Advisory Agreement

At a meeting held on March 12, 2015, the Board approved the renewal of the Company’s sub-investment advisory agreement with Alkeon (the “Sub-Advisory Agreement”).

In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers had, both at the meeting and at a meeting held on January 22, 2015 and over the previous twelve months, considered various matters relevant to the consideration of the renewal of the Sub-Advisory Agreement, including: the nature, extent and quality of the services provided to the Company by Alkeon; the research and portfolio management capabilities of the personnel at Alkeon responsible for providing services to the Company; the appropriateness of Alkeon staffing levels; regulatory matters relating to Alkeon; and other matters, including the

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV.	Approval of Sub-Advisory Agreement (continued)

investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides, the profitability of Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in providing services to the Company.

Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.

In its deliberations, the Board considered the fact that the Company’s performance during the past year has been disappointing but that the Company has been provided with very high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and that the Company’s annualized rate of return for the period from May 1999 through December 2014 was 12.18%, which exceeds the annualized returns of relevant indices during the same period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds including funds managed by Alkeon. Based on their review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, extent and quality of services provided by Alkeon and concluded that the Company was receiving all services required from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon, attributable to its relationship with the Company, were also considered.

With respect to the fees payable under the Sub-Advisory Agreement, it was noted that, although the Company does not directly pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is payable to Alkeon under the Sub-Advisory Agreement. Additionally, it was noted that investors are subject to an incentive allocation of 20% of net profits, and that Alkeon shares in the revenues of the Adviser attributable to the Company. A fee comparison showed that the fee charged to the Company is within the general range of fees for similar products. The Board also noted that the overall fee structure for the Company is similar to that of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of private investment funds.

Consideration was also given by the Independent Managers to the costs of the services provided by Alkeon pursuant to the Sub-Advisory Agreement and an estimate of the profits likely to be realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and the share of the revenues of the Adviser that Alkeon is entitled to

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV.	Approval of Sub-Advisory Agreement (continued)

receive as a member of the Adviser). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of Members were also considered. The Independent Managers determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.

No single factor was determinative to the decision of the Independent Managers. The Board, including the Independent Managers, concluded that, with respect to the Company:

1.	the nature, extent and quality of the services provided by Alkeon were adequate and appropriate;

2.	the fees received by Alkeon are reasonable and appropriate in light of both comparative fee information, benefits to be derived by Alkeon from its relationship with the Company and the services rendered to the Company;

3.	Alkeon’s fees are reasonable in light of the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services, and the current level of the Company’s assets, material economies of scale, which is predicated in large part on significant asset growth, have not been realized by Alkeon during the past year; and

5.	the approval of the renewal of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company and Members.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	August 28, 2015

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	August 28, 2015

* Print the name and title of each signing officer under his or her signature.